LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 6 - LEASES

In November 2019, the Company signed an office space lease agreement for the period from November 2019 until October 2024. In addition, the Company received an option to extend the lease agreement for an additional 5 years. The monthly lease payments are approximately $16. To secure the lease payments the Company had issued a bank guarantee of $49 in favor of the facility’s lessor. Additionally, the Company entered into agreements for car leases.

The following table presents the components of the Company’s lease cost and the classification of such costs in the Company’s consolidated statements of comprehensive loss for the years ended December 31, 2023 and 2022:

		For the Years Ended December 31,
Component of Lease Cost	Statements of Comprehensive Loss Line Item	2023	2022
Operating lease cost	Research and development, net	$279	$300

Supplemental cash flow information related to operating leases was as follows:

	For the Years Ended December 31,
	2023	2022
Cash paid under operating lease agreements	$283	$344

Undiscounted maturities of future operating lease payments as of December 31, 2023 are summarized as follows:

As of December 31,
2023
2024	$208
2025	48
2026	21
Total future lease payments	277
Less imputed interest	(47)
Total lease liabilities	$231

The following table includes the weighted-average lease terms and discount rates for operating leases as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022

Operating leases weighted average remaining lease term (in years)	0.8	2
Operating leases weighted average discount rate	7%	9%

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)